COMMITMENTS AND CONTINGENCIES - Contractual Purchase Obligations (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Contractual purchase obligations
2019	¥ 7,122
2020	600
Advertising services
Contractual purchase obligations
2019	6,793
2020	591
Office furnishings
Contractual purchase obligations
2019	329
2020	¥ 9